Fair Value Measurements (Details) (USD $)	Sep. 30, 2012
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	$ 1,909,000
Non controlling shareholder	7,636,000
PSV1[Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	308,508
Non controlling shareholder	1,234,032
PSV2 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	308,508
Non controlling shareholder	1,234,032
OSRV1 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	1,291,984
OSRV2 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	1,291,984
OSRV3 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	1,291,984
OSRV4 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	$ 1,291,984